Leases (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Interest expenses	£ 28	£ 43	£ 36
Land and buildings [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	624	766	76
Additions			720
Transfer			77
Effect of modification to lease terms			(24)
Interest expenses	28	36	29
Lease payments	(188)	(178)	(112)
Balance at ending	£ 464	£ 624	£ 766